[GE Letterhead]

April 29, 2016

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Elfun Government Money Market Fund — File Nos. 33-31205 and 811-05904

Elfun Tax Exempt Income Fund — File Nos. 2-58407 and 811-02735

Elfun Income Fund — File Nos. 2-83041 and 811-03715

Elfun Diversified Fund — File Nos. 33-17093 and 811-05324

Elfun International Equity Fund — File Nos. 33-15071 and 811-05216

Elfun Trusts — File Nos. 2-21301 and 811-00483

Ladies and Gentlemen:

On behalf of the registrant, the above-named funds (collectively, the “Funds”), and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, transmitted for filing are the Funds’ joint preliminary proxy statement in connection with the Special Meeting of Unitholders (the “Special Meeting”) proposed to be held in June 2016.

The purposes of the Special Meeting are: (1) to approve a new investment advisory and administration agreement for the Funds pursuant to which SSGA Funds Management, Inc. (“SSgA FM”) will replace GE Asset Management Incorporated (“GEAM”), as investment adviser and administrator to the Funds upon consummation of the sale of the asset management and advisory services business conducted by GEAM and certain of its subsidiaries; (2) to approve the election of Trustees to the Board of Trustees of each Fund; (3) to approve implementation of a “manager of managers” authority for SSgA FM to hire and replace unaffiliated sub-advisers for the Funds without unitholder approval; and (4) to transact such other business as may properly come before the meeting and any adjourned session thereof.

It is anticipated that the proxy materials will be sent to unitholders in mid-May 2016.

Please advise us if we can provide any further information to facilitate your review. Please direct any further comments or questions regarding this filing to Thomas Majewski at (212) 848-7182 or Thomas.Majewski@shearman.com.

Very truly yours,

/s/ Matthew J. Simpson

Matthew J. Simpson
Secretary for the Funds

cc: GEAM